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Statement of Additional Information Supplement dated June 16, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Global Targeted Returns Fund
Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Long/Short Equity Fund
Invesco Developing Markets Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Emerging Markets Equity Fund	Invesco Macro Allocation Strategy Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco MLP Fund
Invesco Endeavor Fund	Invesco Multi-Asset Income Fund
Invesco Global Health Care Fund	Invesco Select Companies Fund
Invesco Global Infrastructure Fund	Invesco World Bond Fund
Invesco Global Market Neutral Fund

1.	The following information replaces in its entirety item eight under the heading “Description of the Funds and Their Investments and Risks - Fund Policies - Non-Fundamental Restrictions” in the Statement of Additional Information.

“(8) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.”

2.	The following information replaces in its entirety the information in the table starting on page 74 of the Statement of Additional Information:

“Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco All Cap Market Neutral Fund	0.85% of first $250M 0.82% of next $250M 0.80% of next $500M 0.77% of next $1.5B 0.75% of next $2.5B 0.72% of next $2.5B 0.70% of next $2.5B 0.67% of amount over $10B
Invesco Balanced-Risk Allocation Fund	0.950% of first $250M 0.925% of next $250M 0.900% of next $500M 0.875% of next $1.5B 0.850% of next $2.5B 0.825% of next $2.5B 0.800% of next $2.5B 0.775% of amount over $10B
Invesco Balanced-Risk Commodity Strategy Fund	1.050% of first $250M 1.025% of next $250M 1.000% of next $500M 0.975% of next $1.5B 0.950% of next $2.5B 0.925% of next $2.5B 0.900% of next $2.5B 0.875% of amount over $10B

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“Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Developing Markets Fund	0.935% of first $250M 0.910% of next $250M 0.885% of next $500M 0.860% of next $1.5B 0.835% of next $2.5B 0.810% of next $2.5B 0.785% of next $2.5B 0.760% of amount over $10B
Invesco Emerging Markets Equity Fund	0.935% of first $250M 0.910% of next $250M 0.885% of next $500M 0.860% of next $1.5B 0.835% of next $2.5B 0.810% of next $2.5B 0.785% of next $2.5B 0.760% of amount over $10B
Invesco Emerging Markets Flexible Bond Fund	0.75% of first $500M 0.70% of next $500M 0.67% of next $500M 0.65% of amount over $1.5B
Invesco Endeavor Fund	0.745% of first $250M 0.730% of next $250M 0.715% of next $500M 0.700% of next $1.5B 0.685% of next $2.5B 0.670% of next $2.5B 0.655% of next $2.5B 0.640% of amount over $10B
Invesco Global Health Care Fund	0.750% of first $350M 0.650% of next $350M 0.550% of next $1.3B 0.450% of next $2B 0.400% of next $2B 0.375% of next $2B 0.350% of amount over $8B
Invesco Global Infrastructure Fund	0.840% of first $2.5B 0.800% of next $2B 0.785% of next $3.5B 0.770% of amount over $8B
Invesco Global Market Neutral Fund	0.95% of first $250M 0.93% of next $250M 0.91% of next $500M 0.89% of next $1.5B 0.87% of next $2.5B 0.85% of next $2.5B 0.83% of next $2.5B 0.81% of amount over $10B
Invesco Global Targeted Returns Fund	1.10% of first $250M 1.08% of next $250M 1.05% of next $500M 1.03% of next $1.5B 1.00% of next $2.5B 0.98% of next $2.5B 0.95% of next $2.5B 0.93% of amount over $10B

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“Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Greater China Fund	0.935% of first $250M 0.910% of next $250M 0.885% of next $500M 0.860% of next $1.5B 0.835% of next $2.5B 0.810% of next $2.5B 0.785% of next $2.5B 0.760% of amount over $10B
Invesco Long/Short Equity Fund	0.80% of first $250M 0.77% of next $250M 0.75% of next $500M 0.72% of next $1.5B 0.70% of next $2.5B 0.67% of next $2.5B 0.65% of next $2.5B 0.62% of amount over $10B
Invesco Low Volatility Emerging Markets Fund	0.935% of first $250M 0.910% of next $250M 0.885% of next $500M 0.860% of next $1.5B 0.835% of next $2.5B 0.810% of next $2.5B 0.785% of next $2.5B 0.760% of amount over $10B
Invesco Macro Allocation Strategy Fund	1.10% of first $250M 1.08% of next $250M 1.05% of next $500M 1.03% of next $1.5B 1.00% of next $2.5B 0.98% of next $2.5B 0.95% of next $2.5B 0.93% of amount over $10B
Invesco MLP Fund	1.00% of first $1B 0.95% of next $1.5B 0.93% of next $2B 0.91% of next $3.5B 0.90% of amount over $8B
Invesco Multi-Asset Income Fund	0.50% of first $500M 0.45% of next $500M 0.40% of next $500M 0.39% of amount over $1.5B
Invesco Select Companies Fund	0.745% of first $250M 0.730% of next $250M 0.715% of next $500M 0.700% of next $1.5B 0.685% of next $2.5B 0.670% of next $2.5B 0.655% of next $2.5B 0.640% of amount over $10B

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“Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco World Bond Fund	0.650% of first $250M 0.590% of next $250M 0.565% of next $500M 0.540% of next $1.5B 0.515% of next $2.5B 0.490% of next $5B 0.465% of amount over $10B”

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